Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Gross Balance - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Gross Balance [Line Items]
Balances as of beginning	$ 231,603	$ 212,446
Additions	11,720	31,207
Disposals	(27,912)	(12,050)
Impairment
Other
Balances as of ending	215,411	231,603
Land and building [Member]
Schedule of Gross Balance [Line Items]
Balances as of beginning	231,603	212,446
Additions	11,720	31,207
Disposals	(27,912)	(12,050)
Impairment
Other
Balances as of ending	215,411	231,603
Other [Member]
Schedule of Gross Balance [Line Items]
Balances as of beginning
Additions
Disposals
Impairment
Other
Balances as of ending